RISK MANAGEMENT - Loans individually evaluated for impairment (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	$ 280,746,878	$ 274,682,875
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, loans, collateral guarantees	1,317,353	1,693,275
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Without recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, loans, collateral guarantees	239,937	138,324
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, loans, collateral guarantees	1,077,416	1,554,951
Commercial lending portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, loans, collateral guarantees	1,315,383	1,692,996
Commercial lending portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Without recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, loans, collateral guarantees	239,937	138,324
Commercial lending portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, loans, collateral guarantees	1,075,446	1,554,672
Loans to consumers [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, loans, collateral guarantees		279
Loans to consumers [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, loans, collateral guarantees		279
Mortgage [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, loans, collateral guarantees	1,970
Mortgage [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, loans, collateral guarantees	1,970
Gross carrying amount [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	7,336,775	7,604,642
Gross carrying amount [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Without recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	240,358	143,728
Gross carrying amount [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	7,096,417	7,460,914
Gross carrying amount [member] | Commercial lending portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	7,321,116	7,587,745
Gross carrying amount [member] | Commercial lending portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Without recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	240,358	143,728
Gross carrying amount [member] | Commercial lending portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	7,080,758	7,444,017
Gross carrying amount [member] | Loans to consumers [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,144	5,913
Gross carrying amount [member] | Loans to consumers [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,144	5,913
Gross carrying amount [member] | Mortgage [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	12,515	10,983
Gross carrying amount [member] | Mortgage [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	12,515	10,983
Gross carrying amount [member] | Repos, interbank loans portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		1
Gross carrying amount [member] | Repos, interbank loans portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		1
Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(10,521,501)	(9,694,456)
Accumulated impairment [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(7,081,394)	(6,417,117)
Accumulated impairment [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(3,209,266)	(3,340,570)
Accumulated impairment [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(3,209,266)	(3,340,570)
Accumulated impairment [member] | Commercial lending portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(3,196,800)	(3,332,063)
Accumulated impairment [member] | Commercial lending portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(3,196,800)	(3,332,063)
Accumulated impairment [member] | Loans to consumers [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1,959)	(2,337)
Accumulated impairment [member] | Loans to consumers [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1,959)	(2,337)
Accumulated impairment [member] | Mortgage [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(10,507)	(6,170)
Accumulated impairment [member] | Mortgage [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	$ (10,507)	$ (6,170)